American Funds Short-Term Tax-Exempt Bond Fund
333 South Hope Street
Los Angeles, California  90071-1406

Phone (213) 486 9200
Fax (213) 486 9455
Email ksv@capgroup.com

Kimberly S. Verdick
Secretary

August 24, 2010

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	American Funds Short-Term Tax-Exempt Bond Fund
File Nos. 033-26431 and 811-05750

Dear Sir or Madam:

Enclosed is Form N-1A (Post-Effective Amendment No. 36 to the Registration Statement under the Securities Act of 1933 and Amendment No. 38 to the Registration Statement under the Investment Company Act of 1940) of the above-named investment company. This registration statement has been updated to reflect the fund's reorganization as a Delaware statutory trust and its revised fundamental investment policies that were approved by shareholders of the fund at a meeting of shareholders held November 24, 2009.

This filing is being made pursuant to rule 485(a), and we respectfully request that the Registration Statement become effective on November 1, 2010. Thank you very much for your assistance. If you have any questions please do not hesitate to contact me at (213) 486-9345 or Katherine Newhall at (213) 615-0108.

Sincerely,

/s/ Kimberly S. Verdick

Kimberly S. Verdick

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